Operating Segments and Geographical Information (Tables)	12 Months Ended
Dec. 31, 2024
Operating Segements and Geographical Information [Abstract]
Schedule of Segment Information	e.Segment Information:
	December 31, 2024
	Aeronautics	Architecture	Automotive	Safety tech	Total
Revenues from external customers	$41,380	$13,173	$3,333	$45,641	$103,527
Intersegment revenues	2,010	116	8	-	2,134
Cost of revenue	22,858	8,565	3,883	36,412	71,718
Depreciation and amortization	970	196	58	844	2,068
Gross profit (loss)	$17,552	$4,412	$(608)	$8,385	$29,741

	December 31, 2023
	Aeronautics	Architecture	Automotive	Safety tech	Total
Revenues from external customers	$33,829	$12,613	$1,835	$29,703	$77,980
Intersegment revenues	2,057	-	-	-	2,057
Cost of revenue	21,246	8,498	1,967	24,281	55,992
Depreciation and amortization	1,030	177	-	840	2,047
Gross profit (loss)	$11,553	$3,938	$(132)	$4,582	$19,941

Schedule of Financial Statements
	December 31
	2024	2023
Total revenues for reportable segments	$105,661	$80,037
Elimination of intersegment revenues	(2,134)	(2,057)
Total consolidated revenues	103,527	77,980

Total gross profit	29,741	19,941

Amounts not allocated to segments:
Research and development expenses	17,590	16,035
General and administrative expenses	22,194	16,187
Sales and marketing expenses	16,134	15,302
Depreciation and amortization	4,608	3,664
Other operating (income) expenses	(23)	747
Consolidated operating loss	(30,762)	(31,994)
Other (income) expenses	(44)	32
Other financial expenses, net	(22,314)	(47,122)
Consolidated loss before income taxes	$(53,120)	$(79,084)

Schedule of Revenue by Region

The following table summarizes revenue by region based on the shipping address of customers:

	Year ended December 31
	2024	2023
Israel	$1,327	$1,096
United States	29,305	17,543
France	26,480	35,753
Rest of Europe	30,023	16,936
Asia	12,190	3,572
Rest of world	4,202	3,080
	$103,527	$77,980

Schedule of Long-Lived Assets, Net of Depreciation and Amortization, by Geographic Region

The following table presents the Company’s long-lived assets, net of depreciation and amortization, by geographic region:

	December 31
	2024	2023
Israel	$4,850	$4,846
United States	285	321
France	27,935	23,392
Rest of Europe	4,838	4,321
Rest of the world	68	27
Total long-lived assets, net	$37,976	$32,907